Product Warranty and Recall Campaigns - Warranty and Recall Liability (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Movement in Standard Product Warranty Accrual
Balance, beginning of period		$ 1,095	$ 778
Warranties issued during the period		714	575
Settlements made during the period		(616)	(933)
Currency Translation Adjustments		(76)	(1)
Recalls and changes to pre-existing warranty liabilities		236	676
Transaction related adjustment	[1]	(787)	0
Balance, end of period		$ 566	$ 1,095

[1]	In connection with the Separation and Business Combination, $787 thousand of warranties and recall liabilities were retained by H-D related to pre-transaction claims for certain H-D branded electric motorcycles.